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                         METLIFE INSURANCE COMPANY USA
                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                         SUPPLEMENT DATED MAY 1, 2015
                                      TO
                         PROSPECTUS DATED MAY 1, 1998
                                    (SPDA)

This Supplement revises information contained in the prospectus dated May 1, 1998 (as supplemented) for the Individual Single Purchase Payment Deferred Variable Annuity contract issued by MetLife Insurance Company USA ("we," "us," or "our"). This Supplement should be read and kept together with your contract prospectus for future reference.

The corresponding sections of the prospectus are modified as follows:

FEE TABLES AND EXAMPLES

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN INVESTMENT PORTFOLIOS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.

                                                               Minimum Maximum
                                                               ------- -------
  Total Annual Investment Portfolio Operating Expenses
  (expenses that are deducted from investment portfolio
  assets, including management fees, distribution and/or
  service (12b-1) fees, and other expenses)                     0.37%   0.83%

INVESTMENT PORTFOLIO EXPENSES
(as a percentage of the average daily net assets of an investment portfolio)

                                           Distribution            Acquired    Total                  Net Total
                                              and/or               Fund Fees  Annual     Fee Waiver    Annual
                               Management Service (12b-1)  Other      and    Operating and/or Expense Operating
                                  Fee          Fees       Expenses Expenses  Expenses  Reimbursement  Expenses
---------------------------------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST --
CLASS A
Invesco Mid Cap Value
 Portfolio                        0.64%         --          0.05%    0.04%     0.73%        0.02%       0.71%
Lord Abbett Bond Debenture
 Portfolio                        0.51%         --          0.04%      --      0.55%        0.01%       0.54%
MFS(R) Research International
 Portfolio                        0.69%         --          0.07%      --      0.76%        0.06%       0.70%
Morgan Stanley Mid Cap Growth
 Portfolio                        0.64%         --          0.05%      --      0.69%        0.01%       0.68%
PIMCO Total Return Portfolio      0.48%         --          0.03%      --      0.51%        0.04%       0.47%
Pioneer Fund Portfolio            0.67%         --          0.05%      --      0.72%        0.05%       0.67%
T. Rowe Price Large Cap Value
 Portfolio                        0.57%         --          0.02%      --      0.59%          --        0.59%
METROPOLITAN SERIES FUND --
CLASS A
BlackRock Money Market
 Portfolio                        0.34%         --          0.03%      --      0.37%        0.02%       0.35%
Neuberger Berman Genesis
 Portfolio                        0.80%         --          0.03%      --      0.83%        0.00%       0.83%

The information shown in the table above was provided by the Funding Option and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Funding Option's 2015 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Funding Option, but that the expenses of the Funding Option are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Funding Option's board of directors or trustees, are not shown.

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INVESTMENT OPTIONS

The contract offers the investment portfolios which are listed below. Appendix B contains a summary of subadvisers and investment objectives for each portfolio. Additional investment portfolios may be available in the future.

YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT: METLIFE INSURANCE COMPANY USA, ANNUITY SERVICE OFFICE, P.O. BOX 10366, DES MOINES, IOWA 50306-0366, (800) 343-8496. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES & EXCHANGE COMMISSION'S WEBSITE AT HTTP://WWW.SEC.GOV.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.

MET INVESTORS SERIES TRUST (CLASS A)

 Invesco Mid Cap Value Portfolio
 Lord Abbett Bond Debenture Portfolio
 MFS(R) Research International Portfolio
 Morgan Stanley Mid Cap Growth Portfolio
 PIMCO Total Return Portfolio
 Pioneer Fund Portfolio
 T. Rowe Price Large Cap Value Portfolio

METROPOLITAN SERIES FUND (CLASS A)

 BlackRock Money Market Portfolio
 Neuberger Berman Genesis Portfolio

OTHER INFORMATION

DISTRIBUTOR

The Financial Industry Regulatory Authority ("FINRA") provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

CYBERSECURITY

Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the investment portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Contract Owners' requests and elections and day-to-day record keeping, are all executed through computer networks and systems.

We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on MetLife Insurance Company USA and the Separate Account, as well as individual Contract Owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.

Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the investment portfolios; impact our ability to calculate Accumulation Unit Values; cause the release and possible destruction of confidential Contract Owner or business information; or impede order processing or cause other operational issues. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage this risk at all times.

FINANCIAL STATEMENTS

The financial statements of the Separate Account are attached. Upon request, the financial statements of MetLife Insurance Company USA will be sent to you without charge.

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APPENDIX B
PARTICIPATING INVESTMENT PORTFOLIOS
INVESTMENT OBJECTIVES

Below is a listing of the investment advisers and subadvisers, if any, and the investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

                                              INVESTMENT OBJECTIVE                 INVESTMENT ADVISER/SUBADVISER
---------------------------------------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST --
  CLASS A
Invesco Mid Cap Value Portfolio     Seeks high total return by investing in    MetLife Advisers, LLC
                                    equity securities of mid-sized companies.  Subadviser: Invesco Advisers, Inc.
---------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond Debenture          Seeks high current income and the          MetLife Advisers, LLC
  Portfolio                         opportunity for capital appreciation to    Subadviser: Lord, Abbett & Co. LLC
                                    produce a high total return.
---------------------------------------------------------------------------------------------------------------------
MFS(R) Research International       Seeks capital appreciation.                MetLife Advisers, LLC
  Portfolio                                                                    Subadviser: Massachusetts Financial
                                                                               Services Company
---------------------------------------------------------------------------------------------------------------------
Morgan Stanley Mid Cap Growth       Seeks capital appreciation.                MetLife Advisers, LLC
  Portfolio                                                                    Subadviser: Morgan Stanley
                                                                               Investment Management Inc.
---------------------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio        Seeks maximum total return, consistent     MetLife Advisers, LLC
                                    with the preservation of capital and       Subadviser: Pacific Investment
                                    prudent investment management.             Management Company LLC
---------------------------------------------------------------------------------------------------------------------
Pioneer Fund Portfolio              Seeks reasonable income and capital        MetLife Advisers, LLC
                                    growth.                                    Subadviser: Pioneer Investment
                                                                               Management, Inc.
---------------------------------------------------------------------------------------------------------------------
T. Rowe Price Large Cap Value       Seeks long-term capital appreciation by    MetLife Advisers, LLC
  Portfolio                         investing in common stocks believed to be  Subadviser: T. Rowe Price Associates,
                                    undervalued. Income is a secondary         Inc.
                                    objective.
---------------------------------------------------------------------------------------------------------------------
METROPOLITAN SERIES FUND --
  CLASS A
BlackRock Money Market Portfolio    Seeks a high level of current income       MetLife Advisers, LLC
                                    consistent with preservation of capital.   Subadviser: BlackRock Advisors, LLC
---------------------------------------------------------------------------------------------------------------------
Neuberger Berman Genesis Portfolio  Seeks high total return, consisting        MetLife Advisers, LLC
                                    principally of capital appreciation.       Subadviser: Neuberger Berman
                                                                               Management LLC
---------------------------------------------------------------------------------------------------------------------

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